Structured Entities	12 Months Ended
Oct. 31, 2025
Structured Entities [Abstract]
Structured Entities
NOTE 10: STRUCTURED ENTITIES
The Bank uses structured entities for a variety

of purposes including:

(1) to facilitate the transfer of specified risks

to clients; (2) as financing vehicles for itself or

for
clients; or (3)

to segregate assets on behalf of investors.

The Bank is typically restricted from accessing

the assets of the structured entity under the relevant
arrangements.
The Bank is involved with structured entities

that it sponsors,

as well as entities sponsored by third parties.

Factors assessed when determining if the Bank

is
the sponsor of a structured entity include

whether the Bank is the predominant user

of the entity; whether the entity’s branding or

marketing identity is linked with
the Bank; and whether the Bank provides

an implicit or explicit guarantee of

the entity’s performance to investors or other

third parties. The Bank is not considered
to be the sponsor of a structured entity if

it only provides arm’s-length services to the entity, for example, by acting as administrator, distributor, custodian, asset
manager, or loan servicer. Sponsorship of a structured entity may indicate that the Bank had power over the entity at

inception; however, this is not sufficient to
determine if the Bank consolidates the entity. Regardless of whether or not the Bank sponsors an entity, consolidation is determined on a case-by-case basis.
(a) SPONSORED STRUCTURED ENTITIES
The following section outlines the Bank’s involvement

with key sponsored structured entities.
Securitizations
The Bank securitizes its own assets

and facilitates the securitization of client

assets through structured entities, such

as conduits, which issue ABCP or other
securitization entities which issue longer-dated

term securities. Securitizations are an important

source of liquidity for the Bank, allowing

it to diversify its funding
sources and to optimize its balance sheet

management approach.
The Bank sponsors both single-seller and

multi-seller securitization conduits. Depending

on the specifics of the entity, the variable returns absorbed through
ABCP may be significantly mitigated

by variable returns retained by the sellers.

The Bank provides liquidity facilities to certain

conduits for the benefit of ABCP
investors which are structured as loan

facilities between the Bank, as the sole liquidity

lender, and the Bank-sponsored entity.

If an entity experiences difficulty
issuing ABCP due to illiquidity in the commercial

market, the entity may draw on the loan facility, and use the proceeds to pay maturing ABCP. The ABCP issued
by each multi-seller conduit is in the conduit’s own

name with recourse to the financial assets

owned by the multi-seller conduit, and is non-recourse

to the Bank
except through our participation in liquidity facilities.

The Bank’s exposure to the variable returns

of these conduits from its provision of liquidity

facilities and any
related commitments is mitigated by

the sellers’ continued exposure to variable returns

through the provision of first loss protection,

as described below. The Bank
provides administration and securities

distribution services to its sponsored

securitization conduits, which may result

in it holding an investment in the ABCP issued
by these entities. In some cases, the Bank

may also provide credit enhancements or

may transact derivatives with securitization

conduits. The Bank earns fees
from the conduits which are recognized

when earned.
The Bank sells assets to single-seller

conduits which it controls and consolidates.

Control results from the Bank’s power over the entity’s

key economic
decisions, predominantly, the mix of assets sold into the conduit and exposure to the variable returns of

the transferred assets, usually through a

derivative or the
provision of credit mitigation in the form

of cash reserves, over-collateralization,

or guarantees over the performance of

the entity’s portfolio of assets.
Multi-seller conduits provide sellers with

alternate sources of financing through the

securitization of their assets. These

conduits are similar to single-seller
conduits except that financial assets are

purchased from more than one seller and

commingled into a single portfolio of assets. Each

transaction is structured with
transaction-specific first loss protection provided

by the third-party seller. This enhancement can take

various forms, including but not limited

to
overcollateralization, excess spread, subordinated

classes of financial assets, guarantees or

letters of credit. The Bank is typically deemed

to have power over the
entity’s key economic decisions, namely,

the selection of sellers and related assets

sold as well as other decisions related

to the management of risk in the vehicle.
Where the Bank has power over multi-seller

conduits, but is not exposed to significant

variable returns it does not consolidate

such entities.
Investment Funds and Other Asset Management

Entities
As part of its asset management business,

the Bank creates investment funds and

trusts (including mutual funds), enabling it

to provide its clients with a broad
range of diversified exposure to different risk profiles,

in accordance with the client’s risk appetite.

Such entities may be actively managed or

may be passively
directed, for example, through the tracking

of a specified index, depending on

the entity’s investment strategy. Financing for these entities is obtained through the
issuance of securities to investors, typically

in the form of fund units. Based on each

entity’s specific strategy and risk profile, the

proceeds from this issuance are
used by the entity to purchase a portfolio of

assets. An entity’s portfolio may contain investments

in securities, derivatives, or other assets, including

cash. At the
inception of a new investment fund or trust,

the Bank will typically invest an amount of

seed capital in the entity, allowing it to establish a performance history in the
market. Over time, the Bank sells its seed

capital holdings to third-party investors, as the entity’s

AUM increases. As a result, the Bank’s holding

of seed capital
investment in its own sponsored investment

funds and trusts is typically not significant

to the Consolidated Financial Statements. Aside

from any seed capital
investments, the Bank’s interest in these entities

is generally limited to fees earned for

the provision of asset management services.

The Bank does not typically
provide guarantees over the performance of

these funds.
The Bank is typically considered to have

power over the key economic decisions

of sponsored asset management entities;

however, it does not consolidate an
entity unless it is also exposed to significant

variable returns of the entity. This determination is made on a case-by-case basis, in accordance

with the Bank’s
consolidation policy.
Financing Vehicles
The Bank may use structured entities to provide

a cost-effective means of financing its operations,

including raising capital or obtaining

funding. These structured
entities include TD Covered Bond (Legislative)

Guarantor Limited Partnership (the “Covered

Bond Entity”).
The Bank issues, or has issued, debt under its

covered bond program where the principal

and interest payments of the notes are guaranteed

by the Covered
Bond Entity. The Bank sold a portfolio of assets to the Covered Bond

Entity and provided a loan to the Covered

Bond Entity to facilitate the purchase. The Bank

is
restricted from accessing the Covered Bond

Entity’s assets under the relevant agreement.

Investors in the Bank’s covered bonds may have recourse

to the Bank
should the assets of the Covered Bond Entity

be insufficient to satisfy the covered bond liabilities.

The Bank consolidates the Covered Bond

Entity as it has power
over the key economic activities and

retains all the variable returns in this entity.
(b)

THIRD-PARTY SPONSORED STRUCTURED ENTITIES
In addition to structured entities sponsored

by the Bank, the Bank is also involved

with structured entities sponsored by third parties.

Key involvement with
third-party sponsored structured entities

is described in the following section.
Third-party Sponsored Securitization

Programs
The Bank participates in the securitization

programs

of government-sponsored structured

entities, including the CMHC, a Crown

corporation of the Government of
Canada, and similar U.S. government-sponsored

entities. CMHC guarantees both NHA

MBS and CMB which are issued through

the CHT.
The Bank is exposed to the variable returns

in the CHT, through its retention of seller swaps resulting from its participation in the CHT program. The Bank does
not have power over the CHT as its key

economic activities are controlled by the Government

of Canada. The Bank’s exposure to the

CHT is included in the
balance of residential mortgage loans as noted

in Note 9, and is not disclosed in the

table accompanying this Note.
The Bank participates in the securitization

programs sponsored by U.S. government

agencies. The Bank is not exposed to significant

variable returns from
these agencies and does not have power over

the key economic activities of these agencies,

which are controlled by the U.S. government.
Investment Holdings and Derivatives
The Bank may hold interests in third-party

structured entities, predominantly in

the form of direct investments in securities

or partnership interests issued by those
structured entities,

or through derivatives transacted with

counterparties which are structured entities.

Investments in, and derivatives with, structured

entities are
recognized on the Bank’s Consolidated Balance Sheet.

The Bank does not typically consolidate third-party

structured entities where its involvement

is limited to
investment holdings and/or derivatives as the Bank

would not generally have power over the

key economic decisions of these entities.
Financing Transactions
In the normal course of business, the Bank

may enter into financing transactions with third-party

structured entities including commercial loans,

reverse repurchase
agreements, prime brokerage margin lending,

and similar collateralized lending transactions.

While such transactions expose the Bank

to the structured entities’
counterparty credit risk, this exposure is

mitigated by the collateral related to these

transactions. The Bank typically has neither

power nor significant variable
returns due to financing transactions with

structured entities and would not generally

consolidate such entities. Financing transactions

with third-party sponsored
structured entities are included on the Bank’s

Consolidated Financial Statements and have not

been included in the table accompanying

this Note.
Arm’s-length Servicing Relationships
In addition to the involvement outlined above,

the Bank may also provide services

to structured entities on an arm’s-length basis,

for example as sub-advisor to an
investment fund or asset servicer. Similarly, the Bank’s asset management services provided to institutional investors

may include transactions with structured
entities. As a consequence of providing

these services, the Bank may be exposed

to variable returns from these structured

entities, for example, through the
receipt of fees or short-term exposure

to the structured entity’s securities. Any such exposure

is typically mitigated by collateral or

some other contractual
arrangement with the structured entity or

its sponsor. The Bank generally has neither power nor

significant variable returns from the provision

of arm’s-length
services to a structured entity and, consequently

does not consolidate such entities.

Fees and other exposures through servicing

relationships are included on the
Bank’s Consolidated Financial Statements and have

not been included in the table accompanying

this Note.
(c)

INVOLVEMENT WITH CONSOLIDATED STRUCTURED ENTITIES
Securitizations
The Bank securitizes credit card receivables

through securitization entities, predominantly

single-seller conduits. These conduits are

consolidated by the Bank
based on the factors described above. Aside

from the exposure resulting from its involvement

as seller and sponsor of consolidated securitization

conduits
described above, including the liquidity facilities

provided, the Bank has no contractual or

non-contractual arrangements to provide

financial support to
consolidated securitization conduits. The Bank’s

interests in securitization conduits

generally rank senior to interests held by other

parties, in accordance with the
Bank’s investment and risk policies. As a result,

the Bank has no significant obligations to absorb

losses before other holders of securitization issuances.
Consolidation of Structured Entities
Effective July 31, 2025, the Bank concluded that it

no longer controls its U.S. multi-seller ABCP

conduits due to a change in the Bank’s exposure

to variable
returns and has therefore deconsolidated

these conduits prospectively. The deconsolidation has resulted in a decrease of $
17,702

million of Business and
government loans, $ 2,695

million of Non-trading financial assets at fair

value through profit or loss (FVTPL), $
77

million of Other assets and $
19,332

million of
Other liabilities on the Consolidated Balance

Sheet. The Bank concurrently recognized

$
1,142

million in Trading loans, securities, and other on the

Consolidated
Balance Sheet, representing the ABCPs purchased

by the Bank ($
1,111

million as at October 31, 2024, which

was previously eliminated upon consolidation).
Impacts on the Consolidated Statement of

Income as a result of deconsolidation are

minimal. In addition, the Bank continues to provide

liquidity facilities to these
conduits. The total committed undrawn amount

under these facilities as at October 31,

2025 was $
16.0

billion (October 31, 2024 – $
13.1

billion).
Other Consolidated Structured Entities
Depending on the specific facts and circumstances

of the Bank’s involvement with structured

entities, the Bank may consolidate asset

management entities,
financing vehicles,

or third-party sponsored structured entities,

based on the factors described above.

Aside from its exposure resulting from its

involvement as
sponsor or investor in the structured

entities as previously discussed,

the Bank does not typically have other

contractual or non-contractual arrangements

to
provide financial support to these consolidated

structured entities.
(d)

INVOLVEMENT WITH UNCONSOLIDATED STRUCTURED ENTITIES
The following table presents information related

to the Bank’s unconsolidated structured entities.

Unconsolidated structured entities include both

TD and third-party
sponsored entities. Securitizations include holdings

in TD-sponsored multi-seller conduits,

as well as third-party sponsored mortgage

and asset-backed
securitizations, including government-sponsored

agency securities such as CMBs, and

U.S. government agency issuances. Investment

Funds and Trusts include
holdings in third-party funds and trusts, as

well as holdings in TD-sponsored asset management

funds and trusts and commitments to certain

U.S. municipal
funds. Amounts in Other are mainly related

to investments in community-based

U.S. tax-advantage entities described in

Note 12. These holdings do not result in
the consolidation of these entities as TD does

not have control over these entities.
Carrying Amount and Maximum Exposure to Unconsolidated

Structured Entities
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Investment Investment
funds and funds and
Securitizations trusts Other Total Securitizations trusts Other Total
FINANCIAL ASSETS
Trading loans, securities,

and other $ 10,875 $ 1,114 $ 6 $ 11,995 $ 7,559 $ 992 $ – $ 8,551
Non-trading financial assets at
fair value through profit or loss 4,583 854 178 5,615 684 836 98 1,618
Derivatives 1 – 1,668 – 1,668 – 680 – 680
Financial assets designated at
fair value through profit or loss 176 107 – 283 – 298 – 298
Financial assets at fair value through
other comprehensive income 36,650 737 – 37,387 22,615 967 2 23,584
Debt securities at amortized cost,
net of allowance for credit losses 93,453 1,210 – 94,663 117,890 1,210 – 119,100
Loans 729 4 – 733 4,114 3 – 4,117
Other 27 7 6,024 6,058 2 88 5,762 5,852
Total assets 146,493 5,701 6,208 158,402 152,864 5,074 5,862 163,800
FINANCIAL LIABILITIES
Deposits – – 1,226 1,226 – – 1,451 1,451
Derivatives 1

– 3,988 –

3,988

645
Obligations related to securities
sold short 2,703 317 – 3,020 2,324 331 – 2,655
Total liabilities 2,703 4,305 1,226 8,234 2,324 976 1,451 4,751
Off-balance sheet exposure 2

57,910 4,253 3,358

65,521

22,897 4,392 2,990

30,279
Maximum exposure to loss from
involvement with unconsolidated
structured entities $ 201,700 $ 5,649 $ 8,340 $ 215,689 $ 173,437 $ 8,490 $ 7,401 $ 189,328
Size of sponsored unconsolidated
structured entities 3 $ 38,029 $ 69,554 $ 1 $ 107,584 $ 15,850 $ 45,272 $ 12 $ 61,134
1

Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity’s cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.
2

For the purposes of this disclosure, off-balance sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance sheet commitments without considering the effect of collateral or other credit enhancements.
3
The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.
Sponsored Unconsolidated Structured Entities

in which the Bank has no Significant Investment

at the End of the Period
Sponsored unconsolidated structured entities

in which the Bank has no significant investment

at the end of the period are predominantly investment

funds and
trusts created for the asset management

business. The Bank would not typically

hold investments, with the exception of

seed capital, in these structured entities.
However, the Bank continues to earn fees from asset management services provided to these entities, some

of which could be based on the performance of

the
fund. Fees payable are generally senior in

the entity’s priority of payment and would also

be backed by collateral, limiting the Bank’s exposure

to loss from these
entities. The Bank earned non-interest income

of $
2.4

billion (October 31, 2024 – $
2.3

billion) from its involvement with these asset

management entities for the
year ended October 31, 2025, of which $ 2.1

billion (October 31, 2024 – $
1.9

billion) was received directly from these

entities. The total AUM in these entities

as at
October 31, 2025 was $ 334

billion (October 31, 2024 – $
302.9

billion). Any assets transferred by the

Bank during the period are commingled

with assets obtained
from third parties in the market. Except as previously

disclosed, the Bank has no contractual or

non-contractual arrangements to provide

financial support to
unconsolidated structured entities.